Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Segment Information (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Number of reportable segments	2	2